August 25, 2011
ATTORNEYS AT LAW
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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
034855-0102

Via EDGAR System

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	Ziegler Lotsoff Capital Management Investment Trust
File Nos. 333-108394 and 811-21422

Ladies and Gentlemen:

On behalf of Ziegler Lotsoff Capital Management Investment Trust (the “Company”), formerly known as Lotsoff Capital Management Investment Trust, we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 13 to Form N-1A Registration Statement, including exhibits.

The Company has designated on the facing sheet of Post-Effective Amendment No. 13 that such Post-Effective Amendment become effective 75 days after filing, pursuant to Rule 485(a).  The Company is filing Post-Effective Amendment No. 13 pursuant to Rule 485(a) because the Company is establishing one new series, the Ziegler Lotsoff Capital Management Long/Short Credit Fund.

The Company will file a post-effective amendment pursuant to Rule 485(b) prior to this amendment going effective, which filing will, among other things, include the opinion of the Company’s counsel and respond to any comments that the staff may have.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Enclosures

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SHANGHAI	SILICON VALLEY TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.